Senior Unsecured Bonds - Summary of Senior Unsecured Bond and Total Deferred Financing Costs (Details) - Senior Unsecured Bonds - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Less deferred financing costs	$ (2,122)	$ (1,554)
Total	137,878	98,446
October 2024 Bond issuance
Debt Instrument [Line Items]
Total bonds cost	100,000	100,000
Total	140,000
March 2025 Bond Tap issuance
Debt Instrument [Line Items]
Total bonds cost	$ 40,000	$ 0